Equity Incentive Plan (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of non vested shares
Unvested as at January 1, 2012	420,000
Granted	1,360,000
Vested	1,500,000
Unvested as at June 30, 2012	280,000
Weighted Average Grant Date Fair Value
Unvested as at January 1, 2012	$ 2.45
Granted	$ 0.9
Vested	$ 1.04
Unvested as at June 30, 2012	$ 2.45